                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [ ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    CapitalWorks Investment Partners, LLC
Address: 402 West Broadway
         25th Floor
         San Diego, CA  92101

Form 13F File Number: 28-05519

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    John D. Wylie
Title:   Partner
         CapitalWorks Investment Partners, LLC
Phone:   (619) 615-1000

Signature, Place, and Date of Signing:

    /S/ JOHN D. WYLIE    SAN DIEGO, CALIFORNIA  February 7, 2002
    __________________   _____________________  ________________
       [Signature]        [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

         None




































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

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:     0

Form 13F Information Table Entry Total:     94

Form 13F Information Table Value Total:     $658,535,218.80


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

         No.       Form 13F File Number     Name

                   NONE

         [Repeat as necessary.]




























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

                                              CapitalWorks Investment Partners, LLC
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

COLUMN 1               COLUMN2    COLUMN 3     COLUMN 4           COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8
                                                                                 INVESTMENT
                       TITLE                                 SHRS OR  SH/ PUT/   DISCRETION    OTHER        VOTING AUTHORITY
NAME OF ISSUER         OF CLASS   CUSIP        VALUE         PRN AMT  PRN CALL   SOLE  SHARE   MGRS      SOLE    SHARED    NONE
--------------         --------   -----        -------       -------  --------   ----------    -----     ----------------------
3COM CORP COM          COMMON    885535104  10,075,934.00  1,579,300  SH         X                              1,579,300
ABGENIX INC            COMMON    00339B107  10,154,234.00    301,850  SH         X                                301,850
AFFILIATED MANAGERS
  GROUP INC            COMMON    008252108   6,843,608.00     97,100  SH         X                                 97,100
ALLOY INC COM          COMMON    019855105   6,885,294.00    319,800  SH         X                                319,800
ALTERA CORP COM        COMMON    021441100   4,146,388.00    195,400  SH         X                                195,400
AMAZON COM INC COM     COMMON    023135106  10,523,532.00    972,600  SH         X                                972,600
AMN HEALTHCARES
  SERVICES             COMMON    001744101   2,170,080.00     79,200  SH         X                                 79,200
ANSYS INC              COMMON    03662Q105   4,402,490.00    178,600  SH         X                                178,600
APPLEBEES INTL         COMMON    037899101   2,264,005.80     66,199  SH         X                                 66,199
ARBITRON INC           COMMON    03875Q108   8,441,880.00    247,200  SH         X                                247,200
ARCH COAL              COMMON    039380100   4,855,530.00    213,900  SH         X                                213,900
ARKANSAS BEST CORP     COMMON    040790107   2,383,414.00     82,700  SH         X                                 82,700
AT&T WIRELESS SERVICES COMMON    00209A106  10,372,266.00    721,800  SH         X                                721,800
BARRA INC.             COMMON    068313105   2,462,807.00     52,300  SH         X                                 52,300
BORLAND SOFTWARE       COMMON    099849101   9,485,262.00    605,700  SH         X                                605,700
BROCADE COMMUNICATIONS
  SYSTEMS I            COMMON    111621108   2,242,224.00     67,700  SH         X                                 67,700
BRUCKER DALTRONICS     COMMON    116795105   5,424,930.00    331,800  SH         X                                331,800
CABLEVISION NY GROUP   COMMON    12686C109  10,538,645.00    222,100  SH         X                                222,100
CENDANT CORP           COMMON    151313103   9,185,324.00    468,400  SH         X                                468,400
CHARLES RIVER
  LABORATORIES INTL    COMMON    159864107   6,284,196.00    187,700  SH         X                                187,700
CHARTER COMMUNICATIONS COMMON    16117M107   2,564,723.00    156,100  SH         X                                156,100
CHEVRONTEXACO CORP     COMMON    166764100   8,925,156.00     99,600  SH         X                                 99,600
CHOICEPOINT INC.       COMMON    170388102     963,110.00     19,000  SH         X                                 19,000
CHRISTOPHER & BANKS CP
  COM                  COMMON    171046105   9,581,437.50    279,750  SH         X                                279,750
CITIGROUP INC COM      COMMON    172967101  10,979,400.00    217,500  SH         X                                217,500
CKE RESTAURANTS        COMMON    12561E105   8,202,467.50    906,350  SH         X                                906,350
CLEAR CHANNEL
  COMMUNICATIONS       COMMON    184502102   6,913,578.00    135,800  SH         X                                135,800
CLEARONE
  COMMUNICATIONS       COMMON    185060100   1,759,740.00    105,500  SH         X                                105,500
COINSTAR INC           COMMON    19259P300   3,192,500.00    127,700  SH         X                                127,700
COMPUTER NETWORK
  TECHNOLOGY           COMMON    204925101   8,265,234.00    464,600  SH         X                                464,600
CONCURRENT COMPUTER    COMMON    206710204   3,154,882.50    212,450  SH         X                                212,450


                                4




CONSTELLATION BRANDS
  INC.                 COMMON    21036P108  12,156,545.00    283,700  SH         X                                283,700
COOPER CAMERON CORP
  COM                  COMMON    216640102   2,930,136.00     72,600  SH         X                                 72,600
CROSS COUNTRY INC      COMMON    22748P105   4,671,950.00    176,300  SH         X                                176,300
DELL COMPUTER CORP     COMMON    247025109   7,110,288.00    261,600  SH         X                                261,600
DIAL CORP              COMMON    25247D101  11,915,820.00    694,800  SH         X                                694,800
DOCUMENTUM INC COM     COMMON    256159104  12,622,578.00    581,150  SH         X                                581,150
DOLE FOOD COMPANY      COMMON    256605106   2,336,893.00     87,100  SH         X                                 87,100
DOUBLECLICK INC.       COMMON    258609304   3,066,336.00    270,400  SH         X                                270,400
DRS TECHNOLOGIES INC
  COM                  COMMON    23330X100   9,882,180.00    277,200  SH         X                                277,200
ENGINEERED SUPPORT SYS
  COM                  COMMON    292866100   7,013,050.00    205,000  SH         X                                205,000
ENTERCOM COMM CORP
  CL A                 COMMON    293639100   7,900,000.00    158,000  SH         X                                158,000
ENZON INC              COMMON    293904108   7,231,980.00    128,500  SH         X                                128,500
FRESH DEL MONTE        COMMON    G36738105   5,008,640.00    332,800  SH         X                                332,800
FUELCELL ENERGY INC
  COM                  COMMON    35952H106   3,693,304.00    203,600  SH         X                                203,600
GENESIS MICROCHIP      COMMON    371933102   2,274,528.00     34,400  SH         X                                 34,400
GLOBAL PAYMENTS        COMMON    37940X102   5,056,800.00    147,000  SH         X                                147,000
GLOBALSANTEFE CORP     COMMON    G3930E101   8,447,624.00    296,200  SH         X                                296,200
HANOVER COMPRESSOR
  COMPANY              COMMON    410768105   7,541,373.00    298,550  SH         X                                298,550
HARMONIC INC           COMMON    413160102   9,142,412.00    760,600  SH         X                                760,600
HOME DEPOT INC         COMMON    437076102   9,946,950.00    195,000  SH         X                                195,000
HOT TOPIC INC          COMMON    441339108   7,580,685.00    241,500  SH         X                                241,500
INFORMATICA CORP       COMMON    45666Q102   7,336,256.00    505,600  SH         X                                505,600
INSIGHT COMMUNICATIONS COMMON    45768V108   2,181,648.00     90,300  SH         X                                 90,300
INTEGRATED CIRCUIT
  SYSTEMS              COMMON    45811K208  10,741,545.00    475,500  SH         X                                475,500
INTERSIL HOLDING       COMMON    46069S109   6,698,325.00    207,700  SH         X                                207,700
INTERWOVEN             COMMON    46114T102  14,680,128.00  1,507,200  SH         X                              1,507,200
INVESTORS FINL SERVICE
  COM                  COMMON    461915100   4,628,079.00     69,900  SH         X                                 69,900
LAMAR ADVERTISING      COMMON    512815101   8,806,720.00    208,000  SH         X                                208,000
LOCKHEED MARTIN CORP
  COM                  COMMON    539830109  10,211,396.00    218,800  SH         X                                218,800
MEDICIS PHARMACEUTICAL
  CL A                 COMMON    584690309  18,485,658.00    286,200  SH         X                                286,200
MORGAN STANLEY DEAN
  WITTER               COMMON    617446448   7,339,328.00    131,200  SH         X                                131,200
NATIONAL-OILWELL INC
  COM                  COMMON    637071101   7,499,979.00    363,900  SH         X                                363,900
NETWORK APPLIANCE      COMMON    64120L104   6,731,586.00    307,800  SH         X                                307,800
NETWORKS ASSOCS INC
  COM                  COMMON    640938106   1,951,675.00     75,500  SH         X                                 75,500
NEURCRINE BIOSCIENCES
  INC                  COMMON    64125C109  12,560,688.00    244,800  SH         X                                244,800
NUCOR CORP             COMMON    670346105   7,896,336.00    149,100  SH         X                                149,100


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

OPTIMAL ROBOTICS CORP
  CL A NEW             COMMON    68388R208   3,545,000.00    100,000  SH         X                                100,000
ORASURE TECH           COMMON    68554v108   2,284,807.50    188,050  SH         X                                188,050
PATTERSON-UTI ENERGY
  INC                  COMMON    703481101  16,261,056.00    697,600  SH         X                                697,600
PEMSTAR INC            COMMON    706552106   3,093,600.00    257,800  SH         X                                257,800
PEOPLESOFT INC         COMMON    712713106   7,252,080.00    180,400  SH         X                                180,400
PIXELWORKS INC         COMMON    72581M107   2,362,426.00    147,100  SH         X                                147,100
POLYCOM INC COM        COMMON    73172K104   2,279,283.00     66,900  SH         X                                 66,900
RENAL CARE GROUP       COMMON    759930100   6,763,470.00    210,700  SH         X                                210,700
RESMED CORP            COMMON    761152107   3,456,272.00     64,100  SH         X                                 64,100
RESPIRONICS INC        COMMON    761230101   9,002,936.00    259,900  SH         X                                259,900
RIVERSTONE NETWORKS
  COM                  COMMON    769320102   9,759,140.00    587,900  SH         X                                587,900
SANGSTAT MEDICAL       COMMON    801003104  11,526,716.00    586,900  SH         X                                586,900
SANMINA - SCI CORP     COMMON    800907107   6,143,130.00    308,700  SH         X                                308,700
SCOTTS CO              COMMON    810186106   6,811,560.00    143,100  SH         X                                143,100
SECURE COMPUTING CORP  COMMON    813705100  10,190,745.00    495,900  SH         X
SKYWEST INC            COMMON    830879102   9,678,635.00    380,300  SH         X                                380,300
SMITH INTERNATIONAL
  INC.                 COMMON    832110100  13,045,746.00    243,300  SH         X                                243,300
TALX CORP              COMMON    874918105   4,301,556.00    172,200  SH         X                                172,200
THORATEC CORP          COMMON    885175307   7,682,300.00    451,900  SH         X                                451,900
TOO INC.               COMMON    890333107   6,976,750.00    253,700  SH         X                                253,700
US UNWIRED             COMMON    90338R104   5,129,193.00    503,850  SH         X                                503,850
UTSTARCOM              COMMON    918076100   8,931,900.00    313,400  SH         X                                313,400
VITESSE SEMICONDUCTOR
  COM                  COMMON    928497106   4,728,372.00    380,400  SH         X                                380,400
WEBSENSE INC           COMMON    947684106   5,628,285.00    175,500  SH         X                                175,500
WERNER ENTERPRISES     COMMON    950755108   7,390,845.00    304,150  SH         X                                304,150
XTO ENERGY             COMMON    98385X106   8,939,000.00    510,800  SH         X                                510,800
YAHOO INC COM          COMMON    984332106   6,446,716.00    363,400  SH         X                                363,400
                                          $658,535,218.80



















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